Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Intangible asset	$ 116,422	$ 138,937
Favorable lease terms
Intangible asset	1,150
Acquisition cost	10,398	1,150
Accumulated amortization	7,001
Gain / (loss) resulting from favorable lease terms written off	$ (3,397)
Navios Containers | Favorable lease terms
Intangible asset		$ 31,342